COMMITMENTS AND CONTINGENT LIABILITIES (Details) $ in Thousands	6 Months Ended
Jun. 30, 2023 USD ($) item
COMMITMENTS AND CONTINGENT LIABILITIES
Number of bank guarantees issued | item	1
Secured amount of bank guarantee	$ 55
short-term investment	$ 255